Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities And Other Liabilities [Line Items]
Accrued wages and commissions	$ 7.0	$ 5.0	$ 5.3
Accounts payable		0.5	3.2
Deferred revenue	7.2	1.7	0.8
Advances from customers	9.6	4.4	1.5
Accrued license fees and taxes	3.0	2.5	0.0
Accrued transaction cost	1.1	0.0
Accrued Interest	0.9	0.8
Other	17.2	11.3	3.8
Total accrued expenses and other liabilities	$ 46.0	25.7	$ 14.6
As Previously Reported
Accrued Liabilities And Other Liabilities [Line Items]
Other		$ 11.6